NTX
Nuveen Texas Quality Municipal Income Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 155.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 155.8% (100.0% of Total Investments)
	Consumer Discretionary – 2.6% (1.7% of Total Investments)
$4,060	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (AMT)	7/19 at 100.00	A3	$4,061,340
	Education and Civic Organizations – 11.3% (7.3% of Total Investments)
2,500	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series 2015A, 5.000%, 7/01/28	7/24 at 100.00	AAA	2,906,025
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,000	4.350%, 12/01/42	12/22 at 100.00	BBB-	1,013,900
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB-	1,013,560
1,230	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 6.000%, 8/15/28	8/23 at 100.00	BBB-	1,353,025
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35	3/21 at 100.00	A-	1,052,440
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities Revenue Bonds, Baylor College of Medicine, Refunding Series 2012A, 5.000%, 11/15/26	11/22 at 100.00	A	1,106,520
3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/38	6/23 at 100.00	Baa2	3,192,900
2,000	Lone Star College System, Harris, Montgomery and San Jacinto Counties, Texas, Revenue Financing System Bonds, Series 2013, 5.000%, 2/15/36	2/21 at 100.00	AA	2,110,040
1,925	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	AA-	2,300,471
1,240	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Refunding Series 2016, 5.000%, 5/01/27 – BAM Insured	5/26 at 100.00	AA	1,475,017
15,895	Total Education and Civic Organizations			17,523,898
	Energy – 1.3% (0.8% of Total Investments)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	2,033,920
	Health Care – 2.8% (1.8% of Total Investments)
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/35	12/22 at 100.00	A+	1,090,100
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45	6/25 at 100.00	AA	1,130,310

NTX	Nuveen Texas Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$515	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	$574,745
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/32	5/26 at 100.00	AA-	1,472,225
3,765	Total Health Care			4,267,380
	Housing/Multifamily – 2.1% (1.4% of Total Investments)
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured	4/24 at 100.00	AA	3,313,140
	Tax Obligation/General – 24.6% (15.7% of Total Investments)
1,975	Allen Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39	2/26 at 100.00	AAA	2,302,573
500	Austin Community College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016, 5.000%, 8/01/23	No Opt. Call	AA+	569,615
1,620	Cameron County, Texas, General Obligation Bonds, State Highway 550 Project, Series 2012, 5.000%, 2/15/32 – AGM Insured	2/22 at 100.00	AA	1,751,512
1,500	College Station, Texas, Certificates of Obligation, Series 2012, 5.000%, 2/15/32	2/21 at 100.00	AA+	1,583,040
1,000	El Paso County Hospital District, Texas, General Obligtion Bonds, Refunding Series 2013, 5.000%, 8/15/33	8/23 at 100.00	A-	1,074,350
1,565	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,659,416
2,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/31	3/27 at 100.00	AA	2,419,080
3,255	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 0.000%, 8/01/45	8/21 at 24.48	A+	768,831
1,360	Jacksonville Independent School District, Cherokee County, Texas, General Obligation Bonds, School Building Series 2014, 5.000%, 2/15/39	2/24 at 100.00	Aaa	1,538,622
2,675	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/34	8/24 at 100.00	AA-	3,054,342
1,350	Lubbock Independent School District, Lubbock County, Texas, General Obligation Bonds, School Building Series 2013A, 5.000%, 2/15/43	2/23 at 100.00	AAA	1,493,181
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series 2011A, 7.250%, 4/01/36	4/21 at 100.00	BBB	1,865,290
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,000	5.750%, 12/01/33	12/25 at 100.00	B1	1,088,960
1,000	6.125%, 12/01/38	12/25 at 100.00	B1	1,092,070
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E, 0.000%, 10/01/35	No Opt. Call	AAA	900,999
4,000	Prosper Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/15/40	2/25 at 100.00	AAA	4,581,840
205	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	214,787

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AAA	$2,171,500
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	AAA	2,254,160
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 5.000%, 10/01/34	4/24 at 100.00	AAA	2,281,220
	West Texas Independent School District, McLennan and Hill Counties, General Obligation Refunding Bonds, Series 1998:
45	0.000%, 8/15/22	7/19 at 84.34	AAA	37,888
45	0.000%, 8/15/24	7/19 at 75.62	AAA	33,971
9,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/45	8/25 at 44.15	Aaa	3,288,150
43,270	Total Tax Obligation/General			38,025,397
	Tax Obligation/Limited – 26.8% (17.2% of Total Investments)
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2010, 5.250%, 8/15/38 – AGM Insured	8/19 at 100.00	AA	1,007,190
	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2015:
1,060	5.000%, 8/15/34 – AGM Insured	8/24 at 100.00	AA	1,207,361
1,160	5.000%, 8/15/35 – AGM Insured	8/24 at 100.00	AA	1,319,094
1,175	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/36	12/24 at 100.00	AA+	1,355,504
1,680	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48	12/25 at 100.00	AA+	1,944,281
500	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.500%, 9/01/36	9/19 at 103.00	N/R	512,520
2,500	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Contractual Obligations Series 2015B, 5.000%, 11/01/25	No Opt. Call	AAA	3,026,475
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/41	11/21 at 100.00	AAA	1,493,541
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
450	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	Baa2	386,037
210	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	Baa2	130,391
260	0.000%, 11/15/33	11/31 at 88.44	Baa2	151,141
2,045	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	Baa2	1,111,171
1,130	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa2	537,530
4,370	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	Baa2	1,818,575
2,260	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	Baa2	881,106
400	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/34	11/24 at 100.00	A3	450,648
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/28	11/24 at 100.00	A2	1,152,210

NTX	Nuveen Texas Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,440	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A2	$1,300,492
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	495,700
1,015	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A	1,146,920
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	995,469
2,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	2,240,865
10,000	Texas Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2016A, 5.000%, 10/01/30 (UB) (4)	10/26 at 100.00	AAA	12,183,900
2,490	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2018, 5.000%, 9/01/40	9/25 at 100.00	Baa2	2,740,519
1,735	Via Metropolitan Transit Advanced Transportation District, Texas, Sales Tax Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 8/01/38	8/24 at 100.00	AA	1,984,163
45,990	Total Tax Obligation/Limited			41,572,803
	Transportation – 23.3% (14.9% of Total Investments)
3,000	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/39 (AMT)	11/24 at 100.00	A1	3,383,850
665	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	BBB+	719,749
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	A-	1,720,764
2,205	0.000%, 1/01/37	No Opt. Call	A-	1,226,906
2,160	0.000%, 1/01/38	No Opt. Call	A-	1,151,798
1,000	0.000%, 1/01/40	No Opt. Call	A-	492,750
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A, 5.000%, 11/01/42	11/20 at 100.00	A+	1,040,250
1,165	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	1,215,375
1,670	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	A+	1,842,544
1,640	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	1,792,389
1,165	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2012C, 5.000%, 8/15/31	8/22 at 100.00	AA	1,278,215
5,150	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 8/15/41	8/26 at 100.00	Aa2	6,020,144
2,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012A, 5.000%, 7/01/31 (AMT)	7/22 at 100.00	A+	2,173,540
1,750	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/35 (AMT)	11/25 at 100.00	A1	2,010,733

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	$3,123,540
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
20	6.100%, 1/01/28	7/19 at 100.00	A+	20,065
375	6.250%, 1/01/39	7/19 at 100.00	A+	376,253
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	1,574,675
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/27 (AMT)	7/22 at 100.00	A+	2,731,000
1,875	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57	2/29 at 100.00	Baa3	2,163,356
37,785	Total Transportation			36,057,896
	U.S. Guaranteed – 14.5% (9.3% of Total Investments) (5)
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series 2010, 5.875%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	AA	2,599,900
185	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured (ETM)	No Opt. Call	AA	196,032
1,350	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	1,403,325
2,000	Laredo Community College District, Webb County, Texas, Combined Fee Revenue Bonds, Series 2010, 5.250%, 8/01/35 (Pre-refunded 8/01/20) – AGM Insured	8/20 at 100.00	AA	2,086,240
4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010, 5.250%, 3/01/40 (Pre-refunded 3/01/20)	3/20 at 100.00	AA-	4,112,520
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds, Series 2009, 5.000%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	AAA	367,606
25	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/15/29 (Pre-refunded 5/15/22)	5/22 at 100.00	N/R	27,475
755	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)	No Opt. Call	Aaa	871,746
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39 (Pre-refunded 8/15/19)	8/19 at 100.00	Aa2	2,017,020
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2	982,792
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	3,231,240
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	2,176,120
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
95	5.250%, 8/15/40 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R	99,232
1,155	5.250%, 8/15/40 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R	1,206,455

NTX	Nuveen Texas Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,000	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.500%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	BBB	$1,009,580
21,315	Total U.S. Guaranteed			22,387,283
	Utilities – 15.7% (10.1% of Total Investments)
2,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/40	11/22 at 100.00	AA	2,198,760
3,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/38	11/25 at 100.00	AA	3,474,240
2,000	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/31	9/25 at 100.00	A+	2,347,780
3,000	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A	3,090,270
1,150	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/36	5/22 at 100.00	A	1,249,843
1,975	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/15/29	5/22 at 100.00	A	2,156,779
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2019, 5.000%, 5/15/44	5/27 at 100.00	A+	1,172,140
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29	7/19 at 102.00	A-	1,534,980
1,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	BBB+	1,040,480
2,790	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A2	3,271,247
1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	A2	1,051,620
	Texas Municipal Power Agency, Revenue Bonds, Refunding Transmission Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	664,922
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,038,490
22,055	Total Utilities			24,291,551
	Water and Sewer – 30.8% (19.8% of Total Investments)
1,450	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/41	11/26 at 100.00	AA	1,713,102
1,575	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014, 5.000%, 7/10/38 – BAM Insured	7/23 at 100.00	AA	1,752,046
2,500	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/31	2/21 at 100.00	AA	2,635,825
2,000	Corpus Christi, Texas, Utility System Revenue Bonds, Improvement Junior Lien Series 2013, 5.000%, 7/15/43	7/23 at 100.00	A+	2,217,220
2,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2012D, 5.000%, 11/15/42	11/22 at 100.00	AA	2,188,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$3,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D, 5.000%, 11/15/36	11/28 at 100.00	Aa2	$3,696,390
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	AA	765,742
3,860	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33	12/22 at 100.00	AA-	4,280,161
1,000	Nueces River Authority, Texas, Water Supply Revenue Bonds, Corpus Christi Lake Texana Project, Refunding Series 2015, 5.000%, 7/15/26	7/25 at 100.00	AA-	1,191,780
2,640	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B, 5.000%, 5/15/34	5/25 at 100.00	AA	3,079,481
1,000	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2018A, 5.000%, 5/15/48	5/28 at 100.00	AA	1,198,240
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A:
5,000	5.000%, 10/15/42	10/27 at 100.00	AAA	6,023,650
10,000	4.000%, 10/15/42 (UB) (4)	10/27 at 100.00	AAA	10,963,000
5,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2018B, 5.000%, 4/15/49	10/28 at 100.00	AAA	6,020,350
41,735	Total Water and Sewer			47,725,647
$240,870	Total Long-Term Investments (cost $222,857,198)			241,260,255
	Floating Rate Obligations – (10.3)%			(16,000,000)
	MuniFund Preferred Shares, net of deferred offering costs – (46.3)% (6)			(71,641,145)
	Other Assets Less Liabilities – 0.8%			1,183,974
	Net Asset Applicable to Common Shares – 100%			$154,803,084
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

NTX	Nuveen Texas Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$241,260,255	$ —	$241,260,255

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 29.7%.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.